Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 663,046
Total Corporate Bonds (identified cost $835,000)		$ 663,046

Tax-Exempt Municipal Obligations — 138.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.3%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,187,263
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	265	297,915
		$ 1,485,178
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$630	$ 277,291
		$ 277,291
Education — 5.8%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(2)	$430	$ 357,126
Boyle County, KY, (Centre College), 4.50%, 6/1/53	605	563,405
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(2)	1,060	1,116,375
California State University, 5.25%, 11/1/56(3)	4,000	4,363,600
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(2)	350	352,345
5.375%, 6/15/48(2)	655	619,650
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	455,533
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(2)	250	226,104
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(2)	1,000	1,030,950
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,095,063
Pennsylvania University, 5.50%, 9/1/55(3)	6,000	6,577,020
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(2)	$245	$ 198,163
5.00%, 4/1/40(2)	710	722,500
5.00%, 4/1/50(2)	1,030	976,277
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(2)	1,745	1,769,345
		$ 25,423,456
Electric Utilities — 2.5%
Omaha Public Power District, NE, 5.25%, 2/1/55(3)	$10,000	$ 10,705,900
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 3/1/53	30	31,163
		$ 10,737,063
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(2)	$20	$ 22,009
Prerefunded to 4/1/32, 4.00%, 4/1/52(2)	5	5,421
		$ 27,430
General Obligations — 20.4%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(3)	$4,000	$ 4,126,240
Bend, OR, 5.00%, 6/1/50(3)	10,000	10,665,900
California, 5.00%, 3/1/49(3)	10,000	10,844,600
Canton Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(3)	2,350	2,529,634
5.25%, 2/15/55(3)	2,350	2,511,092
Chicago Board of Education, IL:
5.00%, 12/1/42	8,160	8,139,573
6.00%, 12/1/49	2,625	2,720,950
Chicago, IL, 5.75%, 1/1/33	1,500	1,523,000
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	10,000	10,685,500
Illinois:
5.00%, 12/1/42	3,020	3,066,958
5.50%, 5/1/39	290	313,807
5.75%, 5/1/45	290	308,063
Massachusetts, 5.00%, 4/1/55(3)	4,000	4,199,840
Mesquite Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/49	260	276,526
5.00%, 8/15/49(3)	6,000	6,381,360

Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Northside Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	$6,750	$ 7,223,107
Puerto Rico, 0.00%, 7/1/33	3,000	2,221,327
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,181
5.25%, 2/15/55(3)	1,325	1,415,829
5.25%, 2/15/58(3)	2,275	2,423,603
San Angelo Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	4,000	4,274,200
Van Alstyne Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	3,300	3,526,215
		$ 89,382,505
Hospital — 5.5%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	$1,000	$ 905,170
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,485	1,578,937
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	1,815	1,751,778
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,985	2,721,871
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,365	1,374,947
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,835,243
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	35	35,072
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	750	678,715
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.25%, 11/1/54(3)	6,500	6,925,880
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.25%, 11/1/47	2,000	1,947,367
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	824,830
5.50%, 12/1/43	500	499,979
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,850	2,703,096
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	350,398
		$ 24,133,283
Security	Principal Amount (000's omitted)	Value
Housing — 2.5%
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	$1,415	$ 1,417,777
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.90%, 12/1/59	975	979,623
Michigan Housing Development Authority, Social Bonds, 5.00%, 12/1/55	1,385	1,405,547
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31(4)	180	180,000
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	4,990	4,828,766
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,990	2,078,555
		$ 10,890,268
Industrial Development Revenue — 10.0%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$3,000	$ 3,025,468
Green Bonds, (AMT), 5.70%, 5/1/53	3,385	3,461,447
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	556,135
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	923,387
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(2)	2,500	2,390,031
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,268,199
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(2)	3,500	3,590,725
(AMT), 3.50%, 12/1/51(2)	2,000	1,704,287
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	3,075	2,809,298
(AMT), 4.875%, 11/1/42(2)	245	230,496
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	3,400	3,406,672
5.50%, 6/1/33	750	752,234
(AMT), 5.625%, 11/15/30	4,510	4,527,518
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(2)	700	739,069
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,830	7,071,857
(AMT), 5.625%, 4/1/40	5,605	6,001,698

Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	$1,000	$ 1,134,572
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	300	305,433
		$ 43,898,526
Insured - Education — 0.6%
Massachusetts College Building Authority, (AG), 5.50%, 5/1/39	$1,000	$ 1,251,297
Massachusetts Development Finance Agency, (Holy Cross College), (AMBAC), 5.25%, 9/1/32(3)	1,365	1,592,109
		$ 2,843,406
Insured - Electric Utilities — 2.9%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 676,162
(NPFG), 0.00%, 11/15/38	2,000	1,178,095
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AG), 5.00%, 7/1/64	3,125	3,171,644
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,543,199
(NPFG), 5.25%, 7/1/32	250	256,571
(NPFG), 5.25%, 7/1/34	1,445	1,480,332
South Carolina Public Service Authority, (AG), 5.75%, 12/1/52	4,000	4,351,064
		$ 12,657,067
Insured - General Obligations — 1.0%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 2,154,241
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,131,009
Whatcom County Public Utility District No. 1, WA, (BAM), (AMT), 5.50%, 12/1/42	1,000	1,104,944
		$ 4,390,194
Insured - Hospital — 1.0%
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	$3,000	$ 3,213,504
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/51	1,140	1,166,129
		$ 4,379,633
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.3%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.25%, 7/1/64	$1,300	$ 1,352,771
		$ 1,352,771
Insured - Lease Revenue/Certificates of Participation — 1.2%
Hinds County, MS, (Mississippi Lease Purchase), (BAM), 4.625%, 9/1/54(2)	$2,160	$ 2,080,571
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,081,809
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,241,696
		$ 5,404,076
Insured - Other Revenue — 0.2%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 711,638
		$ 711,638
Insured - Special Tax Revenue — 4.4%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$4,210	$ 2,829,166
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,090,506
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 0.00%, 10/1/37	20,700	12,669,901
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	760	752,850
(AG), 0.00%, 7/1/27	2,020	1,944,330
		$ 19,286,753
Insured - Transportation — 7.4%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 10,064,430
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AG), (AMT), 5.50%, 1/1/53	2,375	2,495,845
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,298,125
Houston, TX, Airport System Revenue, (AG), (AMT), 4.50%, 7/1/53	5,710	5,491,079
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	3,935	4,042,444
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.00%, 12/31/57	585	593,388

Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	$2,500	$ 2,643,879
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	625	631,754
		$ 32,260,944
Insured - Water and Sewer — 4.2%
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.00%, 10/1/35(3)	$17,985	$ 18,241,826
		$ 18,241,826
Lease Revenue/Certificates of Participation — 3.8%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 572,396
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	4,115	4,351,162
New Hampshire Business Finance Authority, (Centurion Foundation Broward Health Medical Center, LLC), 5.625%, 9/15/57	2,100	2,201,923
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,629,256
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	3,000	3,082,223
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/43	2,730	2,846,565
		$ 16,683,525
Other Revenue — 2.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,045	$ 4,172,331
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,925	750,750
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	485	496,286
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	483,623
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	890	908,412
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,199,290
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	310	310,209
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	225	236,986
		$ 9,557,887
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 11.9%
Build NYC Resource Corp., NY, (Riverspring Health Senior Living, Inc.), 5.50%, 12/15/32(2)	$3,000	$ 2,997,219
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	1,530	1,567,795
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	215,188
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,105,929
Colorado Health Facilities Authority, (Frasier), 5.25%, 5/15/48	435	447,256
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	1,000	934,275
Fayetteville Public Facilities Board, AR, (Butterfield Trail Village), 5.50%, 12/1/54(5)	600	616,814
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	520	520,002
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	732,267
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	775	799,269
5.00%, 11/15/38(2)	545	561,885
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	310	303,694
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,746,455
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,700	2,126,091
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(2)	465	468,395
5.75%, 7/1/54(2)	1,270	1,274,011
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	120	121,622
5.00%, 7/1/34	130	131,420
5.00%, 7/1/49	2,775	2,547,607
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/55	960	975,186
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	4,538,938
North Carolina Medical Care Commission, (Twin Lakes Community), 5.25%, 1/1/55	1,955	1,981,585
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(2)	1,215	1,808,551

Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village): (continued)
11.50%, 7/1/27(2)	$130	$ 130,910
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	775	793,176
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.75%, 12/1/60	750	754,506
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,224,862
Stamford Housing Authority, CT, (Mozaic Concierge Living), 6.00%, 10/1/40	750	807,970
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,640	2,671,329
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 5.625%, 12/1/60	1,065	1,090,946
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(2)	1,200	1,057,985
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,308,706
7.00%, 9/1/59	1,000	1,097,698
Washington State Housing Finance Commission, (Horizon House), 6.25%, 1/1/61	5,790	5,801,800
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,040,595
		$ 52,301,937
Special Tax Revenue — 17.2%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(2)	$3,440	$ 3,459,688
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(2)	1,640	1,719,339
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(3)	6,000	6,509,040
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.125%, 5/1/46	1,500	1,500,545
6.00%, 5/1/56	1,000	1,039,137
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	233,187
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/55(3)	6,000	6,449,100
Michigan, (Rebuilding Michigan Program), 5.50%, 11/15/49(3)	4,000	4,351,920
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(2)	2,185	2,188,046
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	$90	$ 0
5.35%, 5/1/38(6)	35	0
5.75%, 5/1/38	110	110,962
New York City Transitional Finance Authority, NY, 5.50%, 5/1/52(3)	10,000	10,820,900
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 11/1/47	2,195	1,702,173
New York Dormitory Authority, Personal Income Tax Revenue, 5.50%, 3/15/53(3)	9,000	9,806,760
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	179	171,895
0.00%, 7/1/29	261	235,366
0.00%, 7/1/31	316	266,010
0.00%, 7/1/33	357	277,607
0.00%, 7/1/46	3,403	1,224,095
0.00%, 7/1/51	4,523	1,190,035
4.50%, 7/1/34	286	286,065
4.536%, 7/1/53	36	33,778
5.00%, 7/1/58	4,752	4,664,224
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	168	159,230
Series A2, 5.80%, 5/1/35(4)	155	93,000
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(4)	552	226,227
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 5.25%, 7/15/59(3)	16,000	16,816,320
		$ 75,534,649
Transportation — 30.4%
Atlanta, GA, Department of Aviation, Green Bonds, (AMT), 5.50%, 7/1/55(3)	$10,000	$ 10,617,500
Charlotte, NC:
5.00%, 7/1/50(3)	5,400	5,710,824
5.25%, 7/1/55	30	32,222
5.25%, 7/1/55(3)	9,450	10,149,772
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(3)	4,500	4,674,825
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,735,304
Gerald R. Ford International Airport Authority, MI, (AMT), 5.00%, 1/1/54(3)	11,000	11,238,810
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.25%, 5/15/50(3)	11,000	11,670,010

Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	$3,500	$ 3,645,372
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(3)	6,000	6,265,740
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,080,663
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,830	2,903,270
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	2,025	2,033,626
Green Bonds, (AMT), 6.00%, 6/30/54	1,155	1,212,480
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,150	1,151,090
(AMT), 5.25%, 1/1/50	1,050	1,050,377
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,912,156
Oklahoma Turnpike Authority, 5.50%, 1/1/54(3)	5,000	5,434,800
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,745	4,774,661
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	7,000	7,338,876
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	2,530	2,591,955
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.25%, 5/1/55(3)	10,000	10,551,100
(AMT), 5.50%, 5/1/55(3)	10,000	10,768,200
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,325	1,377,369
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	3,965	3,965,866
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	448,866
0.00%, 8/1/39	750	413,992
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,540	1,548,297
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	994,170
		$ 133,292,193
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.4%
JEA Water and Sewer System Revenue, FL, 5.25%, 10/1/55(3)	$10,000	$ 10,708,900
		$ 10,708,900
Total Tax-Exempt Municipal Obligations (identified cost $587,139,217)		$ 605,862,399

Taxable Municipal Obligations — 4.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$347	$ 62,483
		$ 62,483
Education — 0.2%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(2)	$1,000	$ 1,079,691
		$ 1,079,691
General Obligations — 1.9%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 8,125,098
		$ 8,125,098
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,207,155
		$ 2,207,155
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/48	$10,765	$ 2,728,166
(AMBAC), 0.00%, 10/1/32	1,285	957,764
(AMBAC), 0.00%, 10/1/33	1,000	706,967
		$ 4,392,897
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$250	$ 258,581

Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	$135	$ 139,414
		$ 397,995
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority, 3.72%, 9/1/27(2)	$735	$ 722,194
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	2,500	2,585,742
		$ 3,307,936
Student Loan — 0.0%†
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$80	$ 80,059
		$ 80,059
Total Taxable Municipal Obligations (identified cost $18,524,472)		$ 19,653,314

Short-Term Investments — 1.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(7)	5,436,162	$ 5,436,706
Total Short-Term Investments (identified cost $5,436,706)		$ 5,436,706
Total Investments — 144.1% (identified cost $611,935,395)		$ 631,615,465
Other Assets, Less Liabilities — (44.1)%		$(193,367,043)
Net Assets — 100.0%		$ 438,248,422
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $44,600,668 or 10.2% of the Trust's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	Security is in default and making only partial interest payments.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	The rate shown is the annualized seven-day yield as of February 28, 2026.
At February 28, 2026, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
California	10.9%
New York	10.6%
Others, representing less than 10% individually	78.4%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 17.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 10.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at February 28, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 663,046	$ —	$ 663,046
Tax-Exempt Municipal Obligations	—	605,862,399	—	605,862,399
Taxable Municipal Obligations	—	19,653,314	—	19,653,314
Short-Term Investments	5,436,706	—	—	5,436,706
Total Investments	$5,436,706	$626,178,759	$—	$631,615,465
Investment Valuation - Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Subsequent Event
In March 2023, the Trust filed an automatically effective shelf registration statement (the 2023 Registration Statement) and a prospectus supplement, pursuant to the 2023 Registration Statement, relating to the offer and sale of up to an additional 2,610,553 common shares of the Trust under the Trust’s then current equity shelf offering program. As of March 2026, the offering of unsold shares pursuant to the 2023 Registration Statement has been terminated.
For additional information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.